Lincoln National Corporation 150 N. Radnor Chester Road Radnor, PA 19087-5221

www.LincolnFinancial.com

Phone: 484-583-8711

Email: Sam.Goldstein@lfg.com

VIA EDGAR

June 20, 2024

Alberto Zapata, Esq.

Anthony Burak

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust” or “Registrant”)
	File Nos.:	811-08090 and 333-279466
	PEA No.:	1

Dear Mr. Zapata:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that, i) the forms of Prospectus and Statement of Additional Information for the Registrant have not differed from that contained in the Registrant’s Post-Effective Amendment No. 1 (“PEA 1”) to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on June 17, 2024.

If you have any questions concerning PEA 1, please contact me at the above-referenced email or phone number if you need to discuss this matter.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq. Chief Counsel - Funds Management

cc:	Ronald A. Holinsky, Chief Counsel